ICON CONSUMER SELECT FUND
Portfolio of Investments
September 30, 2024

Security Description	Shares	Value
Common Stock (99.10%)

Communications (14.04%)
eBay Inc	33,400	$2,174,674
Expedia Group Inc*	12,900	1,909,458
The Walt Disney Co	9,700	933,043
Total Communications		5,017,175

Consumer, Cyclical (29.25%)
Dana Inc	85,000	897,600
Deckers Outdoor Corp*	6,225	992,576
Gentex Corp	58,500	1,736,865
Gentherm Inc*	14,800	688,940
Lear Corp	10,300	1,124,245
NIKE Inc	18,400	1,626,560
Sabre Corp*	260,000	954,200
Skechers USA Inc*	22,700	1,519,084
Visteon Corp*	9,600	914,304
Total Consumer, Cyclical		10,454,374

Consumer, Non-cyclical (5.68%)
Global Payments Inc	12,500	1,280,250
Green Dot Corp*	64,000	749,440
Total Consumer, Non-cyclical		2,029,690

Financial (50.13%)
American Express Co	5,500	1,491,600
Arch Capital Group Ltd*	16,400	1,834,832
Assurant Inc	9,100	1,809,626
Equitable Holdings Inc	39,200	1,647,576
Everest Group Ltd	3,200	1,253,856
The Hartford Financial Services Group Inc	15,500	1,822,955
LPL Financial Holdings Inc	7,976	1,855,457
Marsh & McLennan Cos Inc	4,000	892,360
Mastercard Inc	3,500	1,728,300
RenaissanceRe Holdings Ltd	6,500	1,770,600
Visa Inc	6,600	1,814,670
Total Financial		17,921,832

Total Common Stock (Cost $26,771,564)		35,423,071

Investment Companies (1.05%)	Shares	Value

Money Market Funds (1.05%)
First American Government Obligations Fund	373,743	373,743

Total Investment Companies (Cost $373,743)		373,743

Total Investments (Cost $27,145,307) (100.15%)		35,796,814
Liabilities in Excess of Other Assets (-0.15%)		(54,394)
Net Assets (100.00%)		$35,742,420

* Non-income producing security.

ICON EQUITY FUND
Portfolio of Investments
September 30, 2024

Security Description	Shares	Value
Common Stock (100.51%)

Basic Materials (7.94%)
The Chemours Co	65,800	$1,337,056
Eastman Chemical Co	10,250	1,147,488
Kaiser Aluminum Corp	21,100	1,530,172
Total Basic Materials		4,014,716

Communications (8.72%)
Extreme Networks Inc*	106,979	1,607,894
T-Mobile US Inc	7,200	1,485,792
Vodafone Group PLC	131,600	1,318,632
Total Communications		4,412,318

Consumer, Cyclical (8.83%)
Delta Air Lines Inc	26,900	1,366,251
Magna International Inc	28,200	1,157,328
NIKE Inc	14,450	1,277,380
Southwest Airlines Co	22,400	663,712
Total Consumer, Cyclical		4,464,671

Consumer, Non-cyclical (14.04%)
Anheuser-Busch InBev SA	18,800	1,246,252
The Boston Beer Co Inc*	3,200	925,248
Euronet Worldwide Inc*	13,350	1,324,721
Global Payments Inc	18,862	1,931,846
Performance Food Group Co*	21,375	1,675,159
Total Consumer, Non-cyclical		7,103,226

Energy (5.23%)
Baker Hughes Co	73,200	2,646,180

Financial (25.85%)
Bank of America Corp	32,488	1,289,124
Horace Mann Educators Corp	48,800	1,705,560
JPMorgan Chase & Co	8,000	1,686,880
Lazard Inc	31,600	1,592,008
Lincoln National Corp	47,900	1,509,329
LPL Financial Holdings Inc	6,800	1,581,884
Mastercard Inc	4,119	2,033,962
Truist Financial Corp	39,100	1,672,307
Total Financial		13,071,054

Industrial (24.80%)
Advanced Drainage Systems Inc	9,522	1,496,478
Alamo Group Inc	7,435	1,339,267
Armstrong World Industries Inc	20,900	2,746,887
Chart Industries Inc*	11,810	1,466,093
CSX Corp	36,200	1,249,986
Stanley Black & Decker Inc	12,600	1,387,638
Trinity Industries Inc	81,825	2,850,782
Total Industrial		12,537,131

Technology (2.35%)
Adobe Inc*	2,300	1,190,894

Utilities (2.75%)
Dominion Energy Inc	24,100	1,392,739

Total Common Stock (Cost $38,282,350)		50,832,929

Investment Companies (0.45%)	Shares	Value

Exchange-Traded Funds (0.45%)
Direxion Daily Small Cap Bull 3X Shares#	5,150	228,351

Total Investment Companies (Cost $190,433)		228,351

Collateral Received For Securities on Loan (0.42%)
First American Government Obligations Fund - Class X (Cost $211,500)	211,500	211,500

Total Investments (Cost $38,472,783) (101.38%)		51,272,780
Liabilities in Excess of Other Assets (-1.38%)		(696,953)
Net Assets (100.00%)		$50,575,827

* Non-income producing security.
# Loaned security; a portion of the security is on loan at Septemeber 30, 2024 in the amount of $208,398.

ICON EQUITY INCOME FUND
Portfolio of Investments
September 30, 2024

Security Description	Shares	Value
Common Stock (68.88%)

Basic Materials (4.44%)
The Chemours Co	103,100	$2,094,992

Communications (4.14%)
Nexstar Media Group Inc	11,800	1,951,130

Consumer, Cyclical (3.89%)
Leggett & Platt Inc	134,600	1,833,252

Consumer, Non-Cyclical (19.09%)
Amgen Inc	8,000	2,577,680
Bristol-Myers Squibb Co	28,500	1,474,590
GSK PLC	35,800	1,463,504
Ingredion Inc	19,100	2,624,913
Perrigo Co PLC	33,000	865,590
Total Consumer, Non-Cyclical		9,006,277

Financial (19.44%)
Horace Mann Educators Corp	42,300	1,478,385
ING Groep NV	144,100	2,616,856
KeyCorp	107,600	1,802,300
Lincoln National Corp	46,700	1,471,517
The Western Union Co	150,900	1,800,237
Total Financial		9,169,295

Industrial (9.06%)
Lockheed Martin Corp	4,400	2,572,064
Trinity Industries Inc	48,800	1,700,192
Total Industrial		4,272,256

Utilities (8.82%)
DTE Energy Co	18,700	2,401,267
Evergy Inc	28,400	1,761,084
Total Industrial		4,162,351

Total Common Stock (Cost $27,991,947)		32,489,553

Preferred Stock (4.32%)

Energy (0.15%)
NGL Energy Partners LP, 11.998%	2,971	69,878

Financial (4.17%)
Argo Group US Inc, 6.500%	10,014	227,118
Bank of America Corp, 7.250%	354	450,646
Equity Commonwealth, 6.500%	30,628	773,359
JPMorgan Chase & Co, 5.750%	20,411	515,990
Total Financial		1,967,113

Total Preferred Stock (Cost $1,991,142)		2,036,991

Corporate Debt (20.49%)	Par Value	Value

Communications (2.65%)
Getty Images Inc, 9.750%, 3/1/2027 (144A)	500,000	499,946
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	750,000	751,095
Total Communications		1,251,041

Consumer, Cyclical (11.14%)
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	412,698	400,914
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	520,434	512,525
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	326,000	303,824
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	334,500	333,306
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	196,682	193,818
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	377,927	338,053
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	142,681	134,957
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	615,000	579,893
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	407,755	361,442
Century Communities Inc, 6.750%, 6/1/2027	250,000	252,421
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	312,000	312,826
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	275,000	278,424
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	630,641	586,438
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	354,992	325,445
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	367,506	341,055
Total Consumer, Cyclical		5,255,341

Consumer, Non-Cyclical (1.97%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	243,215
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	184,449
Williams Scotsman Inc, 6.125%, 6/15/2025 (144A)	500,000	499,490
Total Consumer, Non-Cyclical		927,154

Energy (0.55%)
NuStar Logistics LP, 6.375%, 10/1/2030	250,000	259,961

Financial (3.65%)
The Charles Schwab Corp, 5.375%(a),(b)	500,000	499,011
Credit Acceptance Corp, 6.625%, 3/15/2026#	220,000	220,092
Nationwide Mutual Insurance Co, 7.498%, 12/15/2024 (144A)(b)	1,000,000	1,001,701
Total Financial		1,720,804

Industrial (0.53%)
MasTec Inc, 6.625%, 8/15/2029 (144A)	250,000	251,250

Total Corporate Debt (Cost $9,404,844)		9,665,551

Asset Backed Securities (0.48%)
New Economy Assets Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A)	250,000	224,917
Total Asset Backed Securities (Cost $222,662)		224,917

Investment Companies (6.82%)

Mutual Funds (2.30%)
High Income Securities Fund	36,136	246,809
The New America High Income Fund Inc	12,262	102,142
RiverNorth Capital and Income Fund	47,724	734,473
Total Mutual Funds		1,083,424

Exchange-Traded Funds (2.67%)
Invesco Senior Loan ETF	28,100	590,381
SPDR Bloomberg Short Term High Yield Bond ETF#	26,000	669,500
Total Mutual Funds		1,259,881

Money Market Funds (1.85%)
First American Government Obligations Fund	873,296	873,296

Total Investment Companies (Cost $3,167,188)		3,216,601

Collateral Received For Securities on Loan (1.92%)
First American Government Obligations Fund - Class X (Cost $907,060)	907,060	907,060

Total Investments (Cost $43,684,843) (102.91%)		48,540,673
Liabilities in Excess of Other Assets (-2.91%)		(1,371,953)
Net Assets (100.00%)		$47,168,720

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2024, these securities had a total aggregate market value of $4,512,394, which represented approximately 9.57% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.

# Loaned security; a portion of the security is on loan at September 30, 2024 in the amount of $883,569.

ICON FLEXIBLE BOND FUND
Portfolio of Investments
September 30, 2024

Security Description	Shares	Value
Common Stock (2.27%)

Financial (2.27%)
Annaly Capital Management Inc	189,000	$3,793,230
Equity Commonwealth*	55,000	1,094,500
Goldman Sachs BDC Inc#	199,787	2,749,069
Total Common Stock (Cost $7,842,428)		7,636,799

Corporate Debt (73.49%)

Basic Materials (0.47%)
Mercer International Inc, 12.875%, 10/1/2028 (144A)	1,500,000	1,574,730

Communications (2.98%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 3/1/2030 (144A)	2,000,000	1,839,036
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028#	4,315,000	4,093,908
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	1,046,979
Getty Images Inc, 9.750%, 3/1/2027 (144A)#	1,551,000	1,550,834
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	1,500,000	1,502,190
Total Communications		10,032,947

Consumer, Cyclical (19.28%)
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	771,484	735,293
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	1,867,873	1,814,536
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 7/15/2025	8,569,821	8,439,584
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,194,632	1,139,577
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,284,440	1,197,066
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	3,345,000	3,333,064
American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 10/15/2025	786,726	775,269
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	2,947,834	2,636,815
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	7,970,156	7,538,674
American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 7/11/2030	3,485,000	3,286,059
American Airlines Inc, 7.250%, 2/15/2028 (144A)#	1,000,000	1,023,688
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,196,958	1,947,422
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,533,140	1,434,325
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,766,947
The Goodyear Tire & Rubber Co, 9.500%, 5/31/2025	936,000	938,478
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	979,056
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	2,773,545	2,838,273
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,882,861	1,922,260
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	1,650,000	1,670,543
Sizzling Platter LLC / Sizzling Platter Finance Corp, 8.500%, 11/28/2025 (144A)	1,000,000	1,004,436
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	7,567,694	7,037,267
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 1/7/2026	2,216,435	2,167,827
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	6,505,576	5,964,113
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	766,077	755,519
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,727,320	2,531,017
Total Consumer, Cyclical		64,877,108

Consumer, Non-cyclical (4.53%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,216,077
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,212,090
CVS Pass-Through Trust, 7.507%, 1/10/2032 (144A)	3,542,063	3,774,726
Embecta Corp, 5.000%, 2/15/2030 (144A)	2,000,000	1,841,217
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,154,790
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	4,950,000	5,035,725
Total Consumer, Non-cyclical		15,234,625

Energy (6.73%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	4,030,117
Cimarex Energy Co, 4.375%, 3/15/2029	3,000,000	2,818,533
Enbridge Inc, 6.000%, 1/15/2077(b)	3,000,000	3,002,544
Enbridge Inc, 8.250%, 1/15/2084(b)	1,000,000	1,059,648
Energy Transfer LP, 6.000%, 2/1/2029 (144A)	3,000,000	3,072,309
Enterprise Products Operating LLC, 8.343%, 8/16/2077(b)	1,711,000	1,710,957
EQM Midstream Partners LP, 7.500%, 6/1/2027 (144A)	1,000,000	1,029,298
Northern Oil & Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,259,113
NuStar Logistics LP, 6.375%, 10/1/2030	2,000,000	2,079,688
Summit Midstream Holdings LLC, 8.625%, 10/31/2029 (144A)	2,475,000	2,588,202
Total Energy		22,650,409

Financial (25.92%)
The Allstate Corp, 8.318%, 8/15/2053(b)	900,000	904,500
Aretec Group Inc, 10.000%, 8/15/2030 (144A)	1,500,000	1,596,324
The Bank of Nova Scotia, 4.900%(a),(b)	2,500,000	2,466,014
The Charles Schwab Corp, 4.000%(a),(b)	5,000,000	4,793,606
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,408,943
The Charles Schwab Corp, 5.375%(a),(b)	3,500,000	3,493,079
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,642,183
Citigroup Inc, 3.875%(a),(b)	3,000,000	2,886,773
Citigroup Inc, 4.700%(a),(b)	2,000,000	1,989,760
Corebridge Financial Inc, 6.875%, 12/15/2052(b)	4,000,000	4,136,693
Credit Acceptance Corp, 6.625%, 3/15/2026#	2,600,000	2,601,082
Enstar Finance LLC, 5.500%, 1/15/2042(b)	2,500,000	2,331,959
F&G Annuities & Life Inc, 6.500%, 6/4/2029	2,000,000	2,059,066
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	316,000	315,998
Fifth Third Bancorp, 7.994%(a),(b)	6,718,000	6,700,906
Fifth Third Bancorp, 7.898%(a),(b)	500,000	497,245
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	2,090,325
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 6/15/2027 (144A)	2,000,000	2,119,146
HSBC Holdings PLC, 7.399%, 11/13/2034(b)	1,000,000	1,147,138
Hunt Cos Inc, 5.250%, 4/15/2029 (144A)	1,000,000	967,409
Huntington Bancshares Inc, 4.450%(a),(b)	2,000,000	1,907,469
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 6/15/2030 (144A)	3,000,000	3,025,005
JPMorgan Chase & Co, 4.600%(a),(b)	3,000,000	2,973,976
JPMorgan Chase & Co, 4.000%(a),(b)	2,195,000	2,165,750
MetLife Inc, 10.750%, 8/1/2039	2,000,000	2,857,020
Nationwide Mutual Insurance Co, 7.498%, 12/15/2024 (144A)(b)	3,000,000	3,005,104
The PNC Financial Services Group Inc, 8.317%(a),(b)	2,350,000	2,367,005
Sammons Financial Group Inc, 4.750%, 4/8/2032 (144A)	2,500,000	2,349,465
Talcott Resolution Life Inc, 7.650%, 6/15/2027	3,000,000	3,020,487
Truist Financial Corp, 8.310%#,(a),(b)	2,400,000	2,398,539
Truist Financial Corp, 5.125%(a),(b)	2,000,000	1,964,738
UIRC-GSA Holdings II LLC, 4.250%, 6/30/2025 (144A)	2,000,000	1,978,668
Wells Fargo & Co, 3.900%(a),(b)	4,100,000	3,984,187
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,085,524
Total Financial		87,231,086

Government (2.20%)
Farm Credit Bank of Texas, 7.75%	7,165,000	7,399,066

Industrial (5.24%)
AerCap Global Aviation Trust, 6.500%, 6/15/2045 (144A)(b)	4,510,000	4,502,965
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,955,131
Danaos Corp, 8.500%, 3/1/2028 (144A)	2,010,000	2,068,959
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/2028 (144A)	4,000,000	3,989,574
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	2,500,000	2,561,955
MasTec Inc, 6.625%, 8/15/2029 (144A)	1,250,000	1,256,250
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,305,313
Total Industrial		17,640,147

Technology (1.78%)
Dell Inc, 7.100%, 4/15/2028	3,000,000	3,260,553
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	2,612,000	2,741,880
Total Technology		6,002,433

Utilities (4.36%)
American Electric Power Co Inc, 7.050%, 12/15/2054#,(b)	2,000,000	2,102,742
Calpine Corp, 5.250%, 6/1/2026 (144A)	703,000	700,381
Dominion Energy Inc, 4.350%(a),(b)	3,000,000	2,921,851
Dominion Energy Inc, 5.750% 10/1/2054(b)	2,000,000	2,000,000
Entergy Corp, 7.125%, 12/1/2054(b)	4,000,000	4,145,693
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,452,971
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,349,436
Total Utilities		14,673,074

Total Corporate Debt (Cost $242,956,985)		247,315,625

Asset Backed Securities (2.61%)

New Economy Assets Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A)	6,750,000	6,072,772
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,704,654
Total Asset Backed Securities (Cost $8,908,654)		8,777,426

Preferred Stock (10.80%)

Argo Group US Inc, 6.500%	477,922	10,839,271
Bank of America Corp, 7.250%	200	254,602
Equity Commonwealth, 6.500%	714,677	18,045,665
NGL Energy Partners LP, 11.998%	82,292	1,935,508
UMH Properties Inc, 6.375%	219,295	5,282,817
Total Preferred Stock (Cost $35,704,991)		36,357,863

Investment Companies (10.34%)

Mutual Funds (9.01%)
BlackRock Municipal Income Fund Inc	1,058,938	13,321,440
High Income Securities Fund	862,908	5,893,662
MFS High Yield Municipal Trust	821,456	3,010,636
MFS Investment Grade Municipal Trust	236,518	1,944,178
The New America High Income Fund Inc	82,640	688,391
RiverNorth Capital and Income Fund	116,824	1,797,921
Western Asset Global Corporate Opportunity Fund Inc	175,856	2,263,267
Western Asset Investment Grade Opportunity Trust Inc	77,232	1,390,176
Total Mutual Funds		30,309,671

Money Market Funds (1.33%)
First American Government Obligations Fund	4,482,852	4,482,852

Total Investment Companies (Cost $33,706,935)		34,792,523

Collateral Received For Securities on Loan (1.71%)
First American Government Obligations Fund - Class X (Cost $5,755,235)	5,755,235	5,755,235

Total Investments (Cost $334,875,228) (101.22%)		340,635,471
Liabilities in Excess of Other Assets (-1.22%)		(4,119,050)
Net Assets (100.00%)		$336,516,421

* Non-income producing security.

# Loaned security; a portion of the security is on loan at September 30, 2024, in the amount of $5,617,422.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2024, these securities had a total aggregate market value of $81,911,902 which represented approximately 24.34% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.

ICON HEALTH AND INFORMATION TECHNOLOGY FUND
Portfolio of Investments
September 30, 2024

Security Description	Shares	Value
Common Stock (99.18%)

Communications (22.01%)
Alphabet Inc	22,300	$3,728,337
Arista Networks Inc*	10,900	4,183,638
CDW Corp	11,800	2,670,340
Cisco Systems Inc	53,900	2,868,558
Meta Platforms Inc	9,200	5,266,448
Total Communications		18,717,321

Consumer, Non-cyclical (43.31%)
AstraZeneca PLC	30,000	2,337,300
The Cigna Group	10,100	3,499,044
Elevance Health Inc	7,800	4,056,000
Encompass Health Corp	29,100	2,812,224
HCA Healthcare Inc	8,000	3,251,440
Humana Inc	8,700	2,755,638
IQVIA Holdings Inc*	3,438	814,703
LiveRamp Holdings Inc*	115,000	2,849,700
Merck & Co Inc	16,100	1,828,316
Molina Healthcare Inc*	12,300	4,238,088
Select Medical Holdings Corp	105,000	3,661,350
UnitedHealth Group Inc	8,100	4,735,908
Total Consumer, Non-cyclical		36,839,711

Industrial (9.32%)
TD SYNNEX Corp	37,000	4,442,960
Universal Display Corp	16,600	3,484,340
Total Industrial		7,927,300

Technology (24.54%)
Autodesk Inc*	14,500	3,994,460
Fortinet Inc*	55,000	4,265,250
Globant SA*	11,900	2,357,866
Pegasystems Inc	35,000	2,558,150
Salesforce Inc	12,900	3,530,859
Taiwan Semiconductor Manufacturing Co Ltd	24,000	4,168,080
Total Technology		20,874,665

Total Common Stock (Cost $62,662,442)		84,358,997

Investment Companies (0.93%)

Money Market (0.93%)
First American Government Obligations Fund	793,401	793,401

Total Funds (Cost $793,401)		793,401

Total Investments (Cost $63,455,843) (100.11%)		$85,152,398
Liabilities in Excess of Other Assets (-0.11%)		(93,118)
Net Assets (100.00%)		$85,059,280

* Non-income producing security.

ICON NATURAL RESOURCES & INFRASTRUCTURE FUND
Portfolio of Investments
September 30, 2024

Security Description	Shares	Value
Common Stock (99.30%)

Basic Materials (14.74%)
Carpenter Technology Corp	30,000	$4,787,400
The Chemours Co	131,000	2,661,920
Compass Minerals International Inc	100,000	1,202,000
Eastman Chemical Co	27,000	3,022,650
Haynes International Inc	28,000	1,667,120
Ingevity Corp*	47,000	1,833,000
Kaiser Aluminum Corp	17,000	1,232,840
Radius Recycling Inc	132,000	2,447,280
Total Basic Materials		18,854,210

Consumer, Cyclical (5.24%)
Blue Bird Corp*	93,000	4,460,280
H&E Equipment Services Inc	46,000	2,239,280
Total Basic Materials		6,699,560

Energy (17.72%)
ChampionX Corp	100,000	3,015,000
Enterprise Products Partners LP	167,000	4,861,370
EQT Corp	100,000	3,664,000
NOV Inc	160,000	2,555,200
Suncor Energy Inc	65,000	2,399,800
Sunoco LP	36,000	1,932,480
YPF SA*	200,000	4,242,000
Total Energy		22,669,850

Industrial (50.28%)
3M Co	28,000	3,827,600
AAR Corp*	80,000	5,228,800
Alamo Group Inc	12,000	2,161,560
Armstrong World Industries Inc	35,000	4,600,050
Canadian National Railway Co	20,000	2,343,000
Canadian Pacific Kansas City Ltd	20,500	1,753,570
Carlisle Cos Inc	4,300	1,933,925
Cemex SAB de CV	800,000	4,880,000
Chart Industries Inc*	16,000	1,986,240
Clean Harbors Inc*	7,000	1,691,970
CSX Corp	33,000	1,139,490
Granite Construction Inc	51,000	4,043,280
The Greenbrier Cos Inc	50,000	2,544,500
Masco Corp	57,000	4,784,580
Old Dominion Freight Line Inc	14,200	2,820,688
Oshkosh Corp	30,500	3,056,405
Tetra Tech Inc	67,000	3,159,720
Union Pacific Corp	11,500	2,834,520
Woodward Inc	23,000	3,944,730
ZTO Express Cayman Inc	225,000	5,573,250
Total Industrial		64,307,878

Utilities (11.32%)
Dominion Energy Inc	43,000	2,484,970
National Fuel Gas Co	72,000	4,363,920
New Jersey Resources Corp	94,000	4,436,800
ONE Gas Inc	43,000	3,200,060
Total Utilities		14,485,750

Total Common Stock (Cost $107,279,624)		127,017,248

Investment Companies (0.73%)

Money Market Funds (0.73%)
First American Government Obligations Fund	935,740	935,740

Total Investment Companies (Cost $935,740)		935,740

Total Investments (Cost $108,215,364) (100.03%)		$127,952,988
Liabilities in Excess of Other Assets (-0.03%)		(39,998)
Net Assets (100.00%)		$127,912,990

* Non-income producing security.

ICON UTILITIES AND INCOME FUND
Portfolio of Investments
September 30, 2024

Security Description	Shares	Value
Common Stock (99.70%)

Communications (7.90%)
T-Mobile US Inc	5,700	$1,176,252
Vodafone Group PLC	72,000	721,440
Total Utilities		1,897,692

Utilities (91.80%)
ALLETE Inc	18,000	1,155,420
Ameren Corp	15,100	1,320,646
American Electric Power Co Inc	13,818	1,417,727
Atmos Energy Corp	12,000	1,664,520
Avangrid Inc	32,100	1,148,859
Black Hills Corp	15,200	929,024
CMS Energy Corp	12,200	861,686
Consolidated Edison Inc	11,100	1,155,843
DTE Energy Co	8,500	1,091,485
Evergy Inc	16,900	1,047,969
Eversource Energy	18,000	1,224,900
National Fuel Gas Co	25,500	1,545,555
New Jersey Resources Corp	22,634	1,068,325
NextEra Energy Inc	17,500	1,479,275
NiSource Inc	47,151	1,633,782
ONE Gas Inc	13,700	1,019,554
Spire Inc	16,000	1,076,640
Xcel Energy Inc	18,600	1,214,580
Total Utilities		22,055,790

Total Common Stock (Cost $21,500,406)		23,953,482

Investment Companies (0.79%)

Money Market Funds (0.79%)
First American Government Obligations Fund	188,856	188,856

Total Investment Companies (Cost $188,856)		188,856

Total Investments (Cost $21,689,262) (100.49%)		24,142,338
Liabilities in Excess of Other Assets (-0.49%)		(118,688)
Net Assets (100.00%)		$24,023,650

* Non-income producing security.